NISSAN MASTER OWNER TRUST RECEIVABLES — 2015-A SERIES

Period	Collection	Accrual	Distribution
From	01-Nov-17	15-Nov-17	15-Dec-17
To	30-Nov-17	15-Dec-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2015-A balances were:

Notes		$900,000,000.00
	A1	550,000,000.00
	A2	350,000,000.00
Principal Amount of Debt		900,000,000.00
Required Overcollateralization		$35,190,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		185,190,000.00

Required Participation Amount		$185,190,000.00
Excess Receivables		$3,289,438.33

Total Collateral		188,479,438.33
Collateral as Percent of Notes		20.94%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,491,046,840.51
Total Principal Collections	($2,194,812,700.81)
Investment in New Receivables	$1,870,659,213.92
Receivables Added for Additional Accounts	$0.00
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($790,946,570.94)
Less Servicing Adjustment	($4,322,701.50)

Ending Balance	$5,371,624,081.18

SAP for Next Period	3.51%

Average Receivable Balance	$5,538,974,954.62
Monthly Payment Rate	39.62%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$18,926,369.96
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$18,926,369.96

Exhibit 99.1

Series Allocation Percentage at Month-End	3.51%
Floating Allocation Percentage at Month-End	92.41%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
1/16/2018	7/1/2017	No

Accumulation Account
Beginning	600,000,000.00
Payout	—
Additions	150,000,000.00

Ending Balance	750,000,000.00

Distributions to Investors
A1 Days	30
A1 LIBOR	1.250280%
A1 Applicable Margin	0.400000%

	1.650280%
		1.57%
A2 Days	30
A2 Fixed Rate	1.440000%

	Actual	Per $1000
Interest A1	756,378.33	$1.38
Principal A1	—	$0.00

		$1.38

	Actual	Per $1000
Interest A2	420,000.00	$1.20
Principal A2	—	$0.00

		$1.20
Total Due Investors	1,176,378.33	1.568504%
Servicing Fee	$226,343.33

Excess Cash Flow	(789,037.86)

Reserve Account
Required Balance	$4,500,000.00
Current Balance	$4,500,000.00

Deficit/(Excess)	$—